CAPITAL STOCK	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
CAPITAL STOCK

NOTE 8 — CAPITAL STOCK

Series A Preferred Convertible Stock

The Company is authorized to issue 40,000 shares, $0.01 par value Series A preferred stock.

Each share of the Series A preferred stock is convertible into 10,000 shares of common stock in the Company. The Series A 10% Convertible Preferred Stock shall have a 10% dividend rate and have preference in liquidation so that holders of Series A 10% Convertible Preferred Stock are paid in full prior to any payments to holders of common stock of the Corporation. The Series A 10% Convertible Preferred Stock shall be automatically converted into shares of common stock of the Corporation on the effective date of the Corporation’s S-1 filing with the Securities Exchange Commission.

In the second quarter of 2022, the Company issued 141 shares of Series A preferred stock with a par value of $0.01 per share and a purchase price of $6,750 per share to 15 investors for $1,057,200 which includes a 10% discount of $105,450 and cash of $951,750. The terms of these Series A issuances included a 10% share price discount and a 10% dividend. The Company paid $53,994 in fees to brokers related to these issuances.

In the second quarter of 2023, the Company sold 6 shares of Series A, 10% convertible preferred stock, with a par value of $0.01 per share and a purchase price of $7,500 per share to 1 investor for $50,000 which includes a 10% discount of $5,000 and cash of $45,000. The Company paid $0 in fees to brokers related to these issuances.

As of December 31, 2023, and 2022, the total Series A preferred shares outstanding were 147 and 141 shares, respectively.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Proposed Series B Preferred Convertible Stock

In the fourth quarter of 2023, contingent to a Qualified Financing occurring no later than November 30, 2023, the Company proposed the exchange of (i) all outstanding 10% Senior Secured Convertible Notes including accrued interest, (ii) all outstanding 35% Senior Secured Convertible Notes including accrued interest, (iii) all outstanding Promissory Notes including accrued interest, (iv) all outstanding Series A Preferred Convertible Stock including accrued dividends payable, and (v) all open trade payables, for shares of a newly proposed Series B preferred stock with an exchange value of $10 per share. The proposed exchange also included the exchange of all warrants to purchase common stock previously issued in conjunction with (i), (ii), (iii), and (iv) above for new warrants at a quantity calculated at 80% of the original face value of each of the notes and a holder’s initial investment in the Series A Preferred Convertible Stock. The proposed exchange agreements all stated that the proposed exchange would be null and void if the Company did not close a Qualified Financing by November 30, 2023. Since no such transaction took place by November 30, 2023, the proposed exchange did not occur.

Common stock

During the years ended December 31, 2023, and December 31, 2022, the Company did not issue any shares of its common stock.

In connection with the issuance of the 35% OID Super Priority Convertible Notes in 2022, the Company was to issue 1,000,000 incentive shares of unrestricted common stock. In connection with the issuance of the 35% OID Super Priority Convertible Notes in 2023, the Company was to issue 100,000 incentive shares of unrestricted common stock. In connection with the issuance of the 20% OID Convertible Notes in 2023, the Company was to issue 468,250 incentive shares of unrestricted common stock. As of December 31, 2023, none of the incentive shares were issued and were recorded as a Common Share Payable current liability.

In the first quarter 2018, the Company and Steward Health Care System LLC (“Steward”) entered into a Stock Purchase Agreement (the “Purchase Agreement”). Pursuant to the terms of the Purchase Agreement, the Company issued five (5) million shares of common stock in exchange for cash proceeds of $7.5 million.

The Company agreed that, upon demand from Steward after the six month anniversary of the Closing Date, the Company shall use its reasonable best efforts to prepare and file with the SEC, a registration statement and such other documents as may be necessary in the advice of counsel for the Company, and use its commercially reasonable efforts to have such registration statement declared effective in order to comply with the provisions of the Securities Act of 1933, as amended, so as to permit the registered resale of the common shares.

In addition, the Company has agreed that, on or after April 1, 2022, upon ninety (90) days prior written notice, Steward may sell fifty percent (50%) of the common stock to the Company one-time during each of the following two (2) calendar years thereafter at a price equal to the purchase price under the Purchase Agreement pro-rated for the number of shares being purchased. Notwithstanding the foregoing, the put option shall automatically terminate and be of no further force and effect in the event the market capitalization (as defined in the Purchase Agreement) of the Company is equal to or more than $100,000,000 at any time after the date of the Purchase Agreement. The put option was eliminated as part of the final bankruptcy decree (see Note 13).